Share capital - Rio Tinto Limited - Summary of share capital (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Adjustment on currency translation			$ 386
Rio Tinto Limited [member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid up share capital at beginning balance			4,140	$ 3,915	$ 3,950
Adjustment on currency translation			(382)	310	(35)
Ordinary shares purchased and cancelled			(281)	(85)
Issued and fully paid up share capital at ending balance			$ 3,477	$ 4,140	$ 3,915
Number of issued and fully paid up share capital at beginning balance			412,410,000	424,190,000	424,190,000
Ordinary shares purchased and cancelled	(41,198,134)	(11,778,064)	(41,200,000)	(11,780,000)
Number of issued and fully paid up share capital at ending balance			371,210,000	412,410,000	424,190,000
Rio Tinto Limited [member] | Special voting share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes			1 only	1 only	1 only
Rio Tinto Limited [member] | DLC dividend share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes			1 only	1 only	1 only